Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Current assets:
Cash and cash equivalents	¥ 2,758,020	¥ 2,672,353
Trade receivables	801,814	633,909
Receivables from financial services	1,794,654	1,878,358
Other financial assets	295,307	190,053
Inventories	1,545,600	1,560,568
Other current assets	383,696	365,769
Total current assets	7,579,091	7,301,010
Non-current assets:
Investments accounted for using the equity method	891,002	655,475
Receivables from financial services	3,619,896	3,282,807
Other financial assets	628,533	441,724
Intangible assets	818,763	760,434
Deferred tax assets	99,552	132,553
Other non-current assets	342,763	209,695
Total non-current assets	14,341,939	13,160,455
Total assets	21,921,030	20,461,465
Current liabilities:
Trade payables	1,088,061	958,469
Financing liabilities	3,005,624	3,248,457
Accrued expenses	415,106	449,716
Other financial liabilities	182,145	209,065
Income taxes payable	47,793	43,759
Provisions	362,151	287,175
Other current liabilities	614,577	593,447
Total current liabilities	5,715,457	5,790,088
Non-current liabilities:
Financing liabilities	4,715,361	4,221,229
Other financial liabilities	280,809	303,570
Retirement benefit liabilities	358,532	578,909
Provisions	278,890	238,439
Deferred tax liabilities	842,001	698,868
Other non-current liabilities	357,141	344,339
Total non-current liabilities	6,832,734	6,385,354
Total liabilities	12,548,191	12,175,442
Equity:
Common stock	86,067	86,067
Capital surplus	172,049	171,823
Treasury stock	(273,786)	(273,940)
Retained earnings	8,901,266	8,142,948
Other components of equity	196,710	(114,639)
Equity attributable to owners of the parent	9,082,306	8,012,259
Non-controlling interests	290,533	273,764
Total equity	9,372,839	8,286,023
Total liabilities and equity	21,921,030	20,461,465
Equipment on operating leases [member]
Non-current assets:
Property, plant and equipment	4,919,916	4,626,063
Property, plant and equipment [member]
Non-current assets:
Property, plant and equipment	¥ 3,021,514	¥ 3,051,704